Commitments and Contingencies (Details) $ in Millions				1 Months Ended						12 Months Ended
	Apr. 28, 2015 lawsuit	May 23, 2014 lawsuit	Apr. 18, 2014 item	Feb. 28, 2014	Dec. 31, 2013	Nov. 30, 2013	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Future minimum lease payments
2016										$ 5.4
2017										3.8
2018										2.7
2019										1.7
2020										1.6
Thereafter										6.2
Total										21.4
Number of securities exchange | item			14
Number of action lawsuits | lawsuit	3	3
Occupancy expense
Future minimum lease payments
Rent expense										3.1	$ 4.2	$ 1.9
Systems and data communication
Future minimum lease payments
Other operating lease expense										1.7	2.5	$ 1.3
General and administrative
Future minimum lease payments
Other operating lease expense										$ 6.0	$ 5.6
Data center in Slough, U.K
Initial lease term								41 months
Data center in Weehawken, New Jersey
Initial lease term							30 months
Back-up data center in Chicago, Illinois
Initial lease term							34 months
Office space in New York One
Initial lease term									10 years
Office space in New York Two
Period to cancel lease									5 years
U.S. disaster recovery space
Extended lease term						5 years
Data center in Secaucus, New Jersey
Initial lease term					5 years
U.S. Headquarters
Extended lease term				10 years